UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	4101 Lake Boone Trail, Suite 218
		Raleigh, NC 27607

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Sheldon M. Fox
Title:		Managing Member
Phone:		919-573-4124

Signature,			Place,					and Date of Signing
Sheldon M. Fox		Raleigh, North Carolina		      February 11, 2011

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  35
Form 13F Information Table Value Total: $276,722

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP    (X$1000) PRN AMT  PRN CALL DISCRETION  MGRS  SOLE     SHARED NONE

99 Cents Only Stores                COM  65440K106    $7,977   500,423 SH      SOLE                500,423      0    0
AmerisourceBergen Corp              COM  03073E105    $4,338   127,132 SH      SOLE                127,132      0    0
Archer-Daniels-Midland Co           COM  039483102    $4,211   140,000 SH      SOLE                140,000      0    0
Coca Cola Co                        COM   191216100   $2,026    30,800 SH      SOLE                 30,800      0    0
Collective Brands Inc               COM  19421W100      $418    19,800 SH      SOLE                 19,800      0    0
Con-Way Inc                         COM   205944101   $2,911    79,590 SH      SOLE                 79,590      0    0
Covenant Transn Group Inc           CLA  22284P105    $1,226   126,700 SH      SOLE                126,700      0    0
CVS Caremark Corp                   COM   126650100  $11,022   317,000 SH      SOLE                317,000      0    0
Emergency Medical Svcs Co           CLA  29100P102    $1,818    28,142 SH      SOLE                 28,142      0    0
Forestar Group Inc                  COM  14159U202   $13,941   722,306 SH      SOLE                722,306      0    0
General Mls Inc                     COM   370334104  $10,606   298,000 SH      SOLE                298,000      0    0
HJ Heinz Co                         COM   423074103      $10       200 SH      SOLE                    200      0    0
Kellogg Co                          COM   487836108   $2,314    45,300 SH      SOLE                 45,300      0    0
Kraft Foods Inc-A                   CLA  50075N104    $6,772   214,900 SH      SOLE                214,900      0    0
Lowes Cos Inc                       COM   548661107   $9,310   371,200 SH      SOLE                371,200      0    0
Mastercard Incorporated             CLA  57636Q104   $14,578    65,049 SH      SOLE                 65,049      0    0
McDonalds Corp                      COM   580135101   $5,918    77,100 SH      SOLE                 77,100      0    0
McKesson Corp                       COM  58155Q103    $4,680    66,500 SH      SOLE                 66,500      0    0
Measurement Specialties I           COM   583421102  $10,975   373,930 SH      SOLE                373,930      0    0
Mednax Inc                          COM  58502B106    $9,047   134,450 SH      SOLE                134,450      0    0
North Amern Energy Partne           COM   656844107   $8,854   722,184 SH      SOLE                722,184      0    0
Parker Drilling Co                  COM   701081101   $9,096 1,990,350 SH      SOLE              1,990,350      0    0
Pepsico Inc                         COM   713448108   $4,828    73,900 SH      SOLE                 73,900      0    0
Petsmart Inc                        COM   716768106   $3,464    87,000 SH      SOLE                 87,000      0    0
Staples Inc                         COM   855030102  $19,989   877,861 SH      SOLE                877,861      0    0
Stoneridge Inc                      COM  86183P102    $9,018   571,127 SH      SOLE                571,127      0    0
Sysco Corp                          COM   871829107  $17,146   583,200 SH      SOLE                583,200      0    0
Target Corp                         COM  87612E106   $25,799   429,060 SH      SOLE                429,060      0    0
Team Health Holdings Inc            COM  87817A107    $2,861   184,125 SH      SOLE                184,125      0    0
United Stationers Inc               COM   913004107  $14,848   232,697 SH      SOLE                232,697      0    0
Visa Inc                            CLA  92826C839   $12,111   172,084 SH      SOLE                172,084      0    0
Vishay Precision Group In           COM  92835K103   $10,936   580,438 SH      SOLE                580,438      0    0
Wal Mart Stores Inc                 COM   931142102   $6,817   126,400 SH      SOLE                126,400      0    0
Walgreen Co                         COM   931422109   $4,032   103,500 SH      SOLE                103,500      0    0
Werner Enterprises Inc              COM   950755108   $2,825   125,000 SH      SOLE                125,000      0    0

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